Income Taxes (Details) $ in Thousands	9 Months Ended
Dec. 31, 2020 USD ($)
Income Taxes
Statutory federal income tax rate	$ (65)
Change in valuation allowance	65
Income tax provision	$ 0
Statutory federal income tax rate (in percent)	21.00%
Change in valuation allowance (in percent)	(21.00%)
Income tax provision (in Percent)	(0.00%)